RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		12 Months Ended
	Sep. 03, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Customer advances - related party			$ 249,000
TDI
Related Party Transaction [Line Items]
Additional ordinary shares acquired from former shareholders	2,300,000
Byzoro
Related Party Transaction [Line Items]
Customer advances - related party		$ 0	300,000
Byzoro | Processing Services
Related Party Transaction [Line Items]
Revenue		103,000	7,000	$ 0
Byzoro | Purchase Agent Services
Related Party Transaction [Line Items]
Revenue		8,000	32,000		$ 0
Accounts receivable		$ 500,000	$ 0